Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Accounting Policies [Abstract]
Schedule of Useful Lives of Property, Plant and Equipment

Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	8 years
Office and electric equipment	3–5 years

Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	8 years
Office and electric equipment	3–5 years

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31, 2020	March 31, 2019	September 30, 2019
Period-end spot rate	US$1=RMB 7.0896	US$1=RMB 7.7119	US$1=RMB 7.1383
Average rate	US$1=RMB7.0120	US$1=RMB6.8320	US$1=RMB 6.8767

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2019	September 30, 2018
Year-end spot rate	US$1=RMB 7.1383	US$1=RMB 6.8681
Average rate	US$1=RMB 6.8767	US$1=RMB 6.5359